Credit Risk - Summary of Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Customer loans	£ 212,178	£ 207,498
Exposure	328,792	316,322
Impairment loss allowances	1,303	785
Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	210,400	205,300
Gross write-offs	253	249
Impairment loss allowances	1,377	863
Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	190,400	191,300
Loans to Customers | Stage 1 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	41,800	40,900
Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	17,100	11,700
Loans to Customers | Stage 2 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	1,300	700
Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,900	2,300
Loans to Customers | Stage 3 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	100	100
Retail Banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	186,500	178,800
Gross write-offs	180	196
Impairment loss allowances	706	549
Retail Banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	173,200	167,600
Retail Banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	11,400	9,300
Retail Banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	1,900	1,900
Business Banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	3,900	200
Gross write-offs	12	14
Impairment loss allowances	9	9
Business Banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	3,900	200
Business Banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	0	0
Business Banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Consumer (auto) finance | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	8,000	7,700
Gross write-offs	25	34
Impairment loss allowances	118	88
Consumer (auto) finance | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	7,600	7,000
Consumer (auto) finance | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	400	600
Consumer (auto) finance | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	100
Other unsecured lending | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	4,800	5,500
Gross write-offs	129	134
Impairment loss allowances	299	234
Other unsecured lending | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	4,100	4,900
Other unsecured lending | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	600	500
Other unsecured lending | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	100	100
Corporate & Commercial Banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	17,600	18,400
Gross write-offs	51	53
Impairment loss allowances	603	262
Corporate & Commercial Banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	11,100	15,900
Corporate & Commercial Banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	5,500	2,100
Corporate & Commercial Banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	1,000	400
Corporate & Investment Banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	2,800	4,000
Gross write-offs	22	0
Impairment loss allowances	33	50
Corporate & Investment Banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	2,600	3,800
Corporate & Investment Banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	200	200
Corporate & Investment Banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Corporate Centre | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	3,500	4,100
Gross write-offs	0	0
Impairment loss allowances	35	2
Corporate Centre | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	3,500	4,000
Corporate Centre | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	0	100
Corporate Centre | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Mortgages
Disclosure of credit risk exposure [line items]
Customer loans	169,801	165,356
Mortgages | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	169,800	165,400
Gross write-offs	14	14
Impairment loss allowances	280	218
Mortgages | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	157,600	155,500
Mortgages | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	10,400	8,200
Mortgages | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 1,800	£ 1,700
Loans to corporate entities | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure ratio	90.49%	93.20%
Loans to corporate entities | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure ratio	8.12%	5.69%
Loans to corporate entities | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure ratio	1.42%	1.15%